Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2011	2012
	US$ thousands

Cash	6,461	13,248
Cash equivalents *	5,022	58
	11,483	13,306

*	Comprised mainly of deposits in banks as at December 31, 2011 and 2012 carrying a weighted average interest rate of 1.79% and 0.11%, respectively.